DIVIDENDS	6 Months Ended
Jun. 30, 2026
DIVIDENDS
DIVIDENDS

6 DIVIDENDS

	Six months ended 30 June
	2026 £m	2025 £m
Final dividend for the year ended 31 December of 4.9 pence per ordinary share (2025: 4.6 pence)	436	415

An interim dividend of 2.4 pence per share has been declared by the Board and is expected to be paid on 17 September 2026 to the holders of ordinary shares and US American Depositary Shares (ADS).